UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21414

               Oppenheimer Principal Protected Main Street Fund II
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31

          Date of reporting period: November 10, 2003 - August 31, 2004
                                    -----------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II(R) PORTFOLIO ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalents          0.5%
Equity                   38.5
Fixed-Income             61.0

Portfolio's holdings and allocations are subject to change. Percentages are as of August 31, 2004, and are based on total investments.
--------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET FUND(R) (UNDERLYING FUND) SECTOR ALLOCATION
------------------------------------------------------------------------------
Financials                                                              24.5%
------------------------------------------------------------------------------
Information Technology                                                  16.2
------------------------------------------------------------------------------
Health Care                                                             13.9
------------------------------------------------------------------------------
Consumer Staples                                                        10.4
------------------------------------------------------------------------------
Consumer Discretionary                                                   9.7
------------------------------------------------------------------------------
Energy                                                                   9.3
------------------------------------------------------------------------------
Industrials                                                              9.2
------------------------------------------------------------------------------
Telecommunication Services                                               4.7
------------------------------------------------------------------------------
Materials                                                                1.7
------------------------------------------------------------------------------
Utilities                                                                0.4

Portfolio's holdings and allocations are subject to change. Percentages are as of August 31, 2004, and are based on common stocks.


             8 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND(R) (UNDERLYING FUND)
TOP TEN COMMON STOCK INDUSTRIES
-----------------------------------------------------------------------------
Oil & Gas                                                               9.0%
-----------------------------------------------------------------------------
Pharmaceuticals                                                         9.0
-----------------------------------------------------------------------------
Commercial Banks                                                        8.7
-----------------------------------------------------------------------------
Diversified Financial Services                                          8.6
-----------------------------------------------------------------------------
Industrial Conglomerates                                                5.4
-----------------------------------------------------------------------------
Software                                                                4.6
-----------------------------------------------------------------------------
Insurance                                                               4.6
-----------------------------------------------------------------------------
Computers & Peripherals                                                 4.4
-----------------------------------------------------------------------------
Diversified Telecommunication Services                                  3.7
-----------------------------------------------------------------------------
Communications Equipment                                                3.4

Portfolio's holdings and allocations are subject to change. Percentages are as of August 31, 2004, and are based on net assets.

OPPENHEIMER MAIN STREET FUND(R) (UNDERLYING FUND)
TOP TEN COMMON STOCK HOLDINGS
-----------------------------------------------------------------------------
General Electric Co.                                                    4.2%
-----------------------------------------------------------------------------
Exxon Mobil Corp.                                                       4.1
-----------------------------------------------------------------------------
Citigroup, Inc.                                                         3.4
-----------------------------------------------------------------------------
Pfizer, Inc.                                                            3.3
-----------------------------------------------------------------------------
Microsoft Corp.                                                         3.2
-----------------------------------------------------------------------------
Bank of America Corp.                                                   2.7
-----------------------------------------------------------------------------
American International Group, Inc.                                      2.3
-----------------------------------------------------------------------------
Johnson & Johnson                                                       2.3
-----------------------------------------------------------------------------
JPMorgan Chase & Co.                                                    2.1
-----------------------------------------------------------------------------
Intel Corp.                                                             2.0

Portfolio's holdings and allocations are subject to change. Percentages are as of August 31, 2004, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.


             9 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The equity component of the Fund's portfolio is invested in shares of Oppenheimer Main Street Fund (the "Underlying Fund"). The fixed income component, managed by OppenheimerFunds' High Grade Investment team, is invested primarily in Treasury STRIPS that mature on or around the end of the seven-year warranty period (3/3/04-3/3/11) with the post warranty period beginning 3/4/11-on. As of 8/31/04 the Fund had a 38.5% equity exposure (Oppenheimer Main Street Fund Class Y shares).

      During its fiscal year ended August 31, 2004, Oppenheimer Main Street Fund (the "Underlying Fund") provided higher total returns than its benchmark, the Standard & Poor's 500 Index, and its Lipper peer group average, the large-cap core funds category.

      The Underlying Fund benefited during the first half of the reporting period from its focus on stocks with market capitalizations toward the lower end of the large-cap range. As had been the case for some time, smaller-cap stocks consistently outperformed their larger-cap counterparts over the reporting period's first half. During the reporting period's second half, however, a number of factors considered by the Underlying Fund's models--including the five-year reversal factor, interest rate spread indicators and relative valuation components--began to favor larger stocks over smaller ones.

      As a result, during the second half of the reporting period the Underlying Fund substantially increased its investments in higher-quality companies with larger market capitalizations. As of August 31, 2004, the Underlying Fund's weighted average market capitalization was 1.25 times that of the S&P 500 Index up from .83 times at the end of December 2003. Similarly, at the end of August 2004 the Underlying Fund had a greater percentage of higher-quality companies (by S&P quality rating 4) relative to the S&P 500 Index than when compared to its composition at the end of December 2003.

      Because the Underlying Fund was in a period of transition, it underperformed its benchmark during the second calendar quarter of 2004, which detracted from its relative performance for the overall reporting period. It typically has taken some time for the models used by the Underlying Fund to adjust to fundamental changes in market conditions, and in order to manage transaction costs effectively, the Underlying Fund tended to make substantial changes to its portfolio slowly.

      Nonetheless, the Underlying Fund's stock selection strategy contributed positively to its overall performance for the reporting period. Because its stock scoring system assigned higher rankings to a number of companies in the better-performing energy,

4. Standard & Poor's quality ratings seek to measure the creditworthiness of an issuer.


            10 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II financials and telecommunications services sectors, the Underlying Fund had greater exposure to these groups than the S&P 500 Index, benefiting its performance. On the other hand, the Underlying Fund's models found fewer opportunities in the utilities sector, which hurt its relative performance when utilities stocks fared relatively well. Although its weightings in the technology, consumer discretionary and health care sectors were roughly equivalent to their representation in the S&P 500 Index, the Underlying Fund's stocks in each of these sectors produced lower returns than their corresponding holdings in the S&P 500 Index.

      The Underlying Fund ended the reporting period with a larger percentage of its assets invested in financial and energy stocks than the S&P 500 Index, and a smaller percentage allocated to utilities and industrial stocks. The Underlying Fund expects to remain fully invested in large-cap stocks and to maintain a well-diversified portfolio. The Underlying Fund expects to adjust the portfolio as needed and indicated by its quantitative models.

      As of 8/31/04 Oppenheimer Principal Protected Main Street Fund II had a 49.3% exposure to U.S. Treasury STRIPS. During the reporting period, treasuries bore the brunt of the rising interest rate environment, given that they are virtually devoid of credit risk and hold primarily interest-rate risk. However, our active management of the portfolio's interest-rate sensitivity aided in the Fund's performance.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2004. In the case of Class A, Class B, and Class C shares, performance is measured from inception of the classes on November 10, 2003. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index of equity securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


            11 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Principal Protected Main Street Fund II (R) (CLASS A)
S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                  Oppenheimer                 S&P 500 Index
                              Principal Protected
                            Main Street Fund II (R)
                                   (CLASS A)

11/10/2003                           9,425                       10,000
11/30/2003                           9,425                       10,088
02/29/2004                           9,482                       10,962
05/31/2004                           9,117                       10,773
08/31/2004                           9,268                       10,661

CUMULATIVE TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 08/31/04

   SINCE INCEPTION
   ---------------
       -7.32%


            12 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Principal Protected Main Street Fund II (R) (CLASS B)
S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                  Oppenheimer                S&P 500 Index
                              Principal Protected
                            Main Street Fund II (R)
                                   (CLASS B)

     11/10/2003                     10,000                       10,000
     11/30/2003                     10,000                       10,088
     02/29/2004                     10,040                       10,962
     05/31/2004                      9,637                       10,773
     08/31/2004                      9,285                       10,661

CUMULATIVE TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 08/31/04

   SINCE INCEPTION
   ---------------
       -7.16%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 15 FOR FURTHER INFORMATION.


            13 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Principal Protected Main Street Fund II (R) (CLASS C)
S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                  Oppenheimer                 S&P 500 Index
                              Principal Protected
                            Main Street Fund II (R)
                                   (CLASS C)

     11/10/2003                     10,000                       10,000
     11/30/2003                     10,000                       10,088
     02/29/2004                     10,040                       10,962
     05/31/2004                      9,637                       10,773
     08/31/2004                      9,679                       10,661

CUMULATIVE TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 08/31/04

   SINCE INCEPTION
   ---------------
       -3.21%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 15 FOR FURTHER INFORMATION.


            14 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

The Fund has entered into a warranty agreement with Merrill Lynch Bank USA "the warranty provider" in order to make sure that the value of each shareholder's account on the maturity date (March 3, 2011) will be at least equal to a shareholder's original investment (reduced by any adjustments to the warranty amount permitted by the Warranty Agreement, and less any redemptions of Fund shares or distributions taken in cash, sales charges and extraordinary fund expenses). The warranty is solely the obligation of the warranty provider to the Fund, not to shareholders. The warranty does not guarantee performance of the Fund. The ability of the Fund to maintain the value of your original investment is dependent on the ability of the warranty provider to make a payment to the Fund on the maturity date.

The principal risks of an investment in the Fund during the Warranty Period and the Post-Warranty Period are those generally attributable to investing in stocks and debt securities. Because the Fund invests in both stocks and debt securities during the Warranty Period, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when debt securities are in favor.

Shareholders could lose money by investing in this Fund. A shareholder's warranted amount will be reduced, as more fully described in the prospectus, if the shareholder takes any dividends or distributions in cash instead of reinvesting them in additional shares of the Fund, redeems any shares before the Maturity Date, if there are extraordinary expenses incurred by the Fund (as such expenses are not covered by the Warranty Agreement), if the Fund or the Manager fails to perform certain obligations under the Warranty Agreement, or if the warranty provider fails to or is unable to meet its obligations under the Warranty Agreement.

The warranty is solely the obligation of the warranty provider. It is possible that the financial position of the warranty provider may deteriorate. Shareholders could lose money if the warranty provider fails to or is unable to perform its obligations under the warranty. The Fund's assets


            15 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES
--------------------------------------------------------------------------------

and the obligations of the warranty provider under the warranty are not guaranteed by Merrill Lynch & Co., Inc. (the warranty provider's parent company), the United States government, the Manager, or any other entity or person. The lack of a guarantee of the warranty provider's obligations under the warranty presents some risk to shareholders if the warranty provider fails to or is unable to honor its obligations to the Fund on the Maturity Date under the warranty.

Distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund. The warranty provider's obligation to make payment to the Fund is not guaranteed by any entity and the Fund is not obligated to replace the warranty provider should it be unable to make the payments necessary to support the warranted amount. The warranty agreement fees increase the Fund's expenses that you pay and therefore the expenses of this Fund will be higher than the expenses of a Fund that does not offer principal protection.

The Fund offered its shares to the public from November 10, 2003 through February 27, 2004. From March 3, 2004, and until March 3, 2011, shares of the Fund will only be issued upon reinvestment of dividends and distributions.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


            16 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; the warranty fee; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


            17 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                        BEGINNING          ENDING             EXPENSES
                        ACCOUNT            ACCOUNT            PAID DURING
                        VALUE              VALUE              6 MONTHS ENDED
                        (3/1/04)           (8/31/04)          AUGUST 31, 2004
--------------------------------------------------------------------------------
Class A Actual          $1,000.00          $  977.50          $ 5.93
--------------------------------------------------------------------------------
Class A Hypothetical     1,000.00           1,019.15            6.06
--------------------------------------------------------------------------------
Class B Actual           1,000.00             973.40            9.87
--------------------------------------------------------------------------------
Class B Hypothetical     1,000.00           1,015.18           10.08
--------------------------------------------------------------------------------
Class C Actual           1,000.00             973.80            9.67
--------------------------------------------------------------------------------
Class C Hypothetical     1,000.00           1,015.38            9.88

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those expense ratios for the 6-month period ended August 31, 2004 are as follows:

CLASS      EXPENSE RATIOS
-------------------------
Class A        1.19%
-------------------------
Class B        1.98
-------------------------
Class C        1.94

The expense ratios reflect voluntary reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such reimbursements.
--------------------------------------------------------------------------------


            18 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

STATEMENT OF INVESTMENTS  August 31, 2004
--------------------------------------------------------------------------------

                                                                                                           VALUE
                                                                                        SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES EQUITY FUNDS--38.5%
------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y (Cost $107,562,231)                              3,168,303     $ 104,332,230


                                                                                     PRINCIPAL
                                                                                        AMOUNT
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--61.0%
------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts., 6%, 5/15/11                         $  16,000,000        17,716,512
------------------------------------------------------------------------------------------------------------------
Freddie Mac Unsec. Nts., 5.625%, 3/15/11                                            12,800,000        13,922,650
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 3.82%, 2/15/11 1                                      155,800,000       122,033,622
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., STRIPS, 3.84%, 5/15/11 1                                        14,941,000        11,554,592
                                                                                                   ---------------
Total U.S. Government Obligations (Cost $165,442,554)                                                165,227,376

------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.35% in joint repurchase agreement (Principal Amount/
Value $400,941,000, with a maturity value of $400,958,151) with DB Alex Brown
LLC, 1.540%, dated 8/31/04, to be repurchased at $1,402,060 on 9/1/04, collateralized by U.S. Treasury Bonds, 2%, 1/15/14, with a value of
$409,193,552 (Cost $1,402,000)                                                       1,402,000         1,402,000

------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $274,406,785)                                          100.0%      270,961,606
------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                      0.0          (132,666)
                                                                                 ---------------------------------
NET ASSETS                                                                               100.0%    $ 270,828,940
                                                                                 =================================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Zero coupon bond reflects effective yield on the date of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            19 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2004
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (cost $274,406,785)--see accompanying statement of investments     $270,961,606
-------------------------------------------------------------------------------------------------------
Cash                                                                                           58,048
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                      617,245
Other                                                                                           2,577
                                                                                         --------------
Total assets                                                                              271,639,476

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                        338,923
Warranty agreement fees                                                                       272,143
Distribution and service plan fees                                                            113,775
Transfer and shareholder servicing agent fees                                                  18,085
Shareholder communications                                                                     17,357
Trustees' compensation                                                                          2,746
Other                                                                                          47,507
                                                                                         --------------
Total liabilities                                                                             810,536

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $270,828,940
                                                                                         ==============

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $      9,216
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                277,137,857
-------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           1,452,843
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                               (4,325,797)
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                 (3,445,179)
                                                                                         --------------
NET ASSETS                                                                               $270,828,940
                                                                                         ==============


            20 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $100,995,414
and 3,423,992 shares of beneficial interest outstanding)                                           $29.50
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $31.30
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $100,645,546 and 3,432,679 shares
of beneficial interest outstanding)                                                                $29.32
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $69,187,980 and 2,359,072 shares
of beneficial interest outstanding)                                                                $29.33

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


            21 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2004 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 3,226,403
--------------------------------------------------------------------------------
Other income                                                           745,000
                                                                   -------------
Total investment income                                              3,971,403

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                        874,917
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                162,027
Class B                                                                660,497
Class C                                                                437,553
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 40,902
Class B                                                                 64,716
Class C                                                                 28,716
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 12,648
Class B                                                                 12,103
Class C                                                                  6,413
--------------------------------------------------------------------------------
Warranty agreement fees                                                816,387
--------------------------------------------------------------------------------
Trustees' compensation                                                   7,217
--------------------------------------------------------------------------------
Custodian fees and expenses                                              3,444
--------------------------------------------------------------------------------
Other                                                                   57,157
                                                                   -------------
Total expenses                                                       3,184,697
Less payments and waivers of expenses                                 (605,441)
                                                                   -------------
Net expenses                                                         2,579,256

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                1,392,147

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments                                    (4,325,797)
--------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                (3,445,179)

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(6,378,829)
                                                                   =============

1. For the period from November 10, 2003 (commencement of operations) to August 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            22 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED AUGUST 31,                                                              2004 1
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                                          $  1,392,147
---------------------------------------------------------------------------------------------
Net realized loss                                                                (4,325,797)
---------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                            (3,445,179)
                                                                               --------------
Net decrease in net assets resulting from operations                             (6,378,829)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                         102,937,926
Class B                                                                         103,224,070
Class C                                                                          70,943,773

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase                                                                  270,726,940
---------------------------------------------------------------------------------------------
Beginning of period                                                                 102,000 2
                                                                               --------------
End of period (including accumulated net investment income
of $1,452,843 at August 31, 2004)                                              $270,828,940
                                                                               ==============

1. For the period from November 10, 2003 (commencement of operations) to August 31, 2004.

2. Reflects the value of the Manager's seed money investment on October 2, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            23 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              CLASS A       CLASS B       CLASS C
PERIOD ENDED AUGUST 31,                        2004 1        2004 1        2004 1
------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------
Net asset value, beginning of period         $  30.00      $  30.00      $  30.00
------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .25           .10           .09
Net realized and unrealized loss                 (.75)         (.78)         (.76)
                                             ---------------------------------------
Total from investment operations                 (.50)         (.68)         (.67)
------------------------------------------------------------------------------------
Net asset value, end of period               $  29.50      $  29.32      $  29.33
                                             =======================================

------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              (1.67)%       (2.27)%       (2.23)%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $100,995      $100,646      $ 69,188
------------------------------------------------------------------------------------
Average net assets (in thousands)            $ 80,924      $ 81,999      $ 54,330
------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            1.29%         0.49%         0.50%
Total expenses                                   1.34% 4       2.12% 5       2.08% 6
Expenses after payments and waivers              0.99%         1.77%         1.73%
------------------------------------------------------------------------------------
Portfolio turnover rate                           118%          118%          118%

1. For the period from November 10, 2003 (commencement of operations) to August 31, 2004.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Expenses paid including all underlying fund expenses were 1.54% for August 31, 2004.

5. Expenses paid including all underlying fund expenses were 2.32% for August 31, 2004.

6. Expenses paid including all underlying fund expenses were 2.28% for August 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            24 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Principal Protected Main Street Fund II (the Fund), a series of Oppenheimer Principal Protected Trust II, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks capital preservation in order to have a net asset value on the Maturity Date at least equal to your original investment (the Warranty Amount) (net of any sales charges and less your share of extraordinary expenses and the proportional reduction of dividends paid in cash and redemption of the Fund shares). The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      Shares of the Fund were offered during the Offering Period (November 10, 2003 to February 27, 2004). Shares are not offered during the Warranty Period (March 3, 2004 to March 3, 2011) to the Maturity Date (March 3, 2011) except in connection with reinvestment of dividends and distributions. During the Warranty Period, the Fund will seek capital preservation, and secondarily high total return by allocating its assets between Oppenheimer Main Street Fund and certain U.S. government securities.

      The Fund offered Class A, Class B and Class C shares. Class A shares were sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares were sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 88 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
WARRANTY AGREEMENT. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA ("the Warranty Provider") to ensure that on the Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering Period. This value will include net income, if any, earned by the Fund during the offering period and reduced by adjustments permitted under the Warranty Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced warranty amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranty Amount, the Warranty Provider will pay the Fund an amount equal to the excess of his or her warranty amount over his or her account value.


            25 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The Financial Warranty is solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. The Fund's assets and the obligations of the Warranty Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc. (the Warranty Provider's parent company), the United States Government, the Manager, or any other entity or person.

      The Warranty Agreement requires the Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the Fund's risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. The Warranty Provider may monitor the Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders.

      The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty Fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund. For the period ended August 31, 2004, the amount paid for Warranty Agreement fees was $544,244.

      The Fund had previously entered into a warranty agreement ("the Original Warranty Agreement") with Main Place Funding, LLC to provide a financial warranty to the Fund. Under that agreement, the fee paid to Main Place Funding LLC would have been 0.475% of the average daily net assets of the Fund. If the Fund had been required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty Fee would thereafter have been reduced to 0.35% of the average daily net assets of the Fund. The Original Warranty Agreement was guaranteed by Bank of America Corporation, the indirect parent company of Main Place Funding, LLC and was also subject to termination by the Fund or Main Place Funding, LLC under certain circumstances. Pursuant to a Termination Agreement approved by the Board of Trustees on January 19, 2004, the Manager, the Fund, Main Place Funding LLC and Bank of America N.A. agreed to terminate Main Place Funding, LLC's obligations under the Original Warranty Agreement. As consideration for entering into the Termination Agreement, the Fund received $745,000 from Main Place Funding, LLC. The Fund has recorded this amount as other income in the Statement of Operations.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.

      During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S. government securities having maturities approximately equal to the period remaining in the Warranty Period. Long-term


            26 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II debt securities having a remaining maturity in excess of 60 days will be valued at the mean between the "bid" and "asked" prices. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

      The Fund invests the equity portfolio in Class Y shares of Oppenheimer Main Street Fund (the Underlying Fund). The net asset value of the Underlying Fund is determined as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provisions are required, however, during the period ended August 31, 2004, the Fund paid excise tax of $474.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


            27 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                             NET UNREALIZED
                                                               DEPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED       ACCUMULATED      OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM              LOSS     FOR FEDERAL INCOME
    INCOME                    GAIN    CARRYFORWARD 1           TAX PURPOSES
    -----------------------------------------------------------------------
    $1,453,966                 $--        $3,037,585             $4,733,391

1. As of August 31, 2004, the Fund had $3,037,585 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2013.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                               INCREASE TO
                                               ACCUMULATED
                    REDUCTION TO            NET INVESTMENT
                    PAID-IN CAPITAL                 INCOME
                    --------------------------------------
                    $60,696                        $60,696

No distributions were paid during the period ended August 31, 2004.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                Total federal tax cost           $275,694,997
                                                 ============

                Gross unrealized appreciation    $         --
                Gross unrealized depreciation      (4,733,391)
                                                 ------------
                Net unrealized depreciation      $ (4,733,391)
                                                 ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds


            28 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2.SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

               PERIOD ENDED AUGUST 31, 2004 1,2
                       SHARES            AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                3,578,204     $107,591,134
Redeemed             (157,545)      (4,653,208)
                    --------------------------
Net increase        3,420,659     $102,937,926
                    ==========================

--------------------------------------------------------------------------------
CLASS B
Sold                3,558,485     $106,908,216
Redeemed             (125,839)      (3,684,146)
                    --------------------------
Net increase        3,432,646     $103,224,070
                    ==========================

1. For the period from November 10, 2003 (commencement of operations) to August 31, 2004.

2. The Fund sold 3,333.33 shares of Class A at a value of $100,000 and 33.33 shares of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on October 2, 2003.


            29 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

             PERIOD ENDED AUGUST 31, 2004 1,2
                      SHARES           AMOUNT
--------------------------------------------------------------------------------
CLASS C
Sold               2,438,651     $ 73,283,021
Redeemed             (79,613)      (2,339,248)
                   --------------------------
Net increase       2,359,038     $ 70,943,773
                   ==========================

1. For the period from November 10, 2003 (commencement of operations) to August 31, 2004.

2. The Fund sold 3,333.33 shares of Class A at a value of $100,000 and 33.33 shares of Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on October 2, 2003.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the period ended August 31, 2004, were $192,048,832 and $80,318,414, respectively. There were purchases of $232,167,960 and sales of $68,418,841 of U.S. government and government agency obligations for the period ended August 31, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under an investment advisory agreement, the Fund pays the Manager a management fee at an annual rate of 0.50% per annum of the average annual net assets of the Fund. That fee will apply during the Warranty Period and the Post-Warranty Period. The management fee shall be reduced to 0.40% per annum of average annual net assets of the Fund in any month during the Warranty Period following a month where the Fund's investment in equity securities (including shares of Oppenheimer Main Street Fund, "the Underlying Fund") is, on average, less than 10% of net assets. If during the Warranty Period 100% of the Fund's assets are completely and irreversibly invested in the debt portfolio, the management fee will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that total annual operating expenses of the Fund (other than Extraordinary Expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares and 2.05% for Class C shares. However, if this reduction in the management fee is not sufficient to reduce total annual operating expenses to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if expenses exceed these expense limits, the Warranty Amount will be reduced by any expenses that exceed those limits.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.


            30 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended August 31, 2004, the Fund paid $116,249 to OFS for services to the Fund.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2004 for Class B and Class C shares were $6,613,047 and $1,274,843, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


            31 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                            CLASS A           CLASS B           CLASS C
                          CLASS A        CONTINGENT        CONTINGENT        CONTINGENT
                        FRONT-END          DEFERRED          DEFERRED          DEFERRED
                    SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES
                      RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
PERIOD ENDED          DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
-----------------------------------------------------------------------------------------
August 31, 2004            $5,385            $9,008          $144,493           $15,641

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. The Manager will reimburse the Fund for expenses equal to the Underlying Fund expenses paid by the Fund as a shareholder of the Underlying Fund. That expense reimbursement will fluctuate as the Fund's allocation between the Underlying Fund and the debt portfolio changes. During the period ended August 31, 2004, the Manager reimbursed the Fund $350,524 for such Underlying Fund expenses.

      The Manager voluntarily waived or reimbursed all Fund expenses, other than 12b-1 expenses, in the amount of $254,917 incurred during the Offering Period.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5.LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") excluding this Fund, and nine directors/trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


            32 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Principal Protected Main Street Fund II, a series of Oppenheimer Principal Protected Trust II, including the statement of investments, as of August 31, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from November 10, 2003 (commencement of operations) to August 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Principal Protected Main Street Fund II as of August 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the period from November 10, 2003 (commencement of operations) to August 31, 2004, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
October 14, 2004


            33 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            34 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE    BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                     THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                        CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                                RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,           Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board of        Mortgage Company (since 1991), Centennial State Mortgage Company (since
Trustees (since 2003) and       1994), The El Paso Mortgage Company (since 1993), Transland Financial Services,
Trustee (since 2003)            Inc. (since 1997); Chairman of the following private companies: Great Frontier
Age: 67                         Insurance (insurance agency) (since 1995), Ambassador Media Corporation and
                                Broadway Ventures (since 1984); a director of the following public companies:
                                Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992)
                                and UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley Foundation.
                                Formerly a director of the following: Storage Technology Corporation (a publicly-
                                held computer equipment company) (1991-February 2003), and International
                                Family Entertainment (television channel) (1992-1997), Frontier Real Estate, Inc.
                                (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991). Oversees
                                38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                 Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner
Trustee (since 2003)            of private equity funds) (until February 2001); Chairman, President and Chief
Age: 73                         Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons,
                                Inc. (its brokerage company subsidiary) (until March 1999); Chairman of A.G.
                                Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                (until March 1999); and a Director (until March 2000) of A.G. Edwards &
                                Sons and A.G. Edwards Trust Company. Oversees 38 portfolios in the
                                OppenheimerFunds complex.

GEORGE C. BOWEN,                Formerly Assistant Secretary and a director (December 1991-April 1999) of
Trustee (since 2003)            Centennial Asset Management Corporation; President, Treasurer and a director
Age: 67                         (June 1989-April 1999) of Centennial Capital Corporation; Chief Executive
                                Officer and a director of MultiSource Services, Inc. (March 1996-April 1999).
                                Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,              A member of The Life Guard of Mount Vernon, George Washington's home
Trustee (since 2003)            (since June 2000). Formerly Director (March 2001-May 2002) of Genetic ID, Inc.
Age: 66                         and its subsidiaries (a privately held biotech company); a partner (July 1974-June
                                1999) with PricewaterhouseCoopers LLP (an accounting firm); and Chairman
                                (July 1994-June 1998) of Price Waterhouse LLP Global Investment Management
                                Industry Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                  Director (since February 1998) of Rocky Mountain Elk Foundation (a not-for-
Trustee (since 2003)            profit foundation); a director (since 1997) of Putnam Lovell Finance (finance
Age: 62                         company); a director (since June 2002) of UNUMProvident (an insurance company). Formerly a director (October 1999-October 2003) of P.R. Pharmaceuticals
                                (a privately held company); Chairman and a director (until October 1996) and
                                President and Chief Executive Officer (until October 1995) of the Manager;
                                President, Chief Executive Officer and a director (until October 1995) of


            35 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                Oppenheimer Acquisition Corp., Shareholders Services Inc. and Shareholder
Continued                     Financial Services, Inc. Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                 Director of Colorado Uplift (a non-profit charity) (since September 1984).
Trustee (since 2003)          Formerly (until October 1994) Mr. Freedman held several positions in subsidiary
Age: 63                       or affiliated companies of the Manager. Oversees 38 portfolios in the
                              OppenheimerFunds complex.

BEVERLY L. HAMILTON,          Trustee of Monterey International Studies (an educational organization) (since
Trustee (since 2003)          February 2000); a director of The California Endowment (a philanthropic
Age: 57                       organization) (since April 2002) and of Community Hospital of Monterey Peninsula
                              (educational organization) (since February 2002); a director of America Funds
                              Emerging Markets Growth Fund (since October 1991) (an investment company);
                              an advisor to Credit Suisse First Boston's Sprout venture capital unit. Mrs.
                              Hamilton also is a member of the investment committees of the Rockefeller
                              Foundation and of the University of Michigan. Formerly, Trustee of MassMutual
                              Institutional Funds (open-end investment company) (1996-May 2004); a director of MML Series Investment Fund (April 1989-May 2004) and MML Services (April
                              1987-May 2004) (investment companies); member of the investment committee
                              (2000-2003) of Hartford Hospital; an advisor (2000-2003) to Unilever (Holland)'s pension fund; and President (February 1991-April 2000) of ARCO Investment
                              Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,             Chairman, Chief Executive Officer and Director of Steele Street State Bank
Trustee (since 2003)          (a commercial banking entity) (since August 2003); director of Colorado UpLIFT
Age: 59                       (a non-profit organization) (since 1986); trustee (since 2000) of the Gallagher
                              Family Foundation (non-profit organization). Formerly, Chairman of U.S. Bank-
                              Colorado (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,)
                              (July 1996-April 1, 1999), a director of: Commercial Assets, Inc. (a REIT) (1993-
                              2000), Jones Knowledge, Inc. (a privately held company) (2001-July 2004) and
                              U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees
                              37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,     Trustee of MassMutual Institutional Funds (since 1996) and MML Series
Trustee (since 2003)          Investment Fund (since 1987) (both open-end investment companies) and the
Age: 62                       Springfield Library and Museum Association (since 1995) (museums) and the
                              Community Music School of Springfield (music school) (since 1996); Trustee
                              (since 1987), Chairman of the Board (since 2003) and Chairman of the investment committee (since 1994) for the Worcester Polytech Institute (private university); and President and Treasurer (since January 1999) of the SIS Fund
                              (a private not for profit charitable fund). Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 -
                              2003); Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly
                              SIS Bank) (commercial bank); and Executive Vice President (January 1999-July
                              1999) of Peoples Heritage Financial Group, Inc. (commercial bank). Oversees
                              38 portfolios in the OppenheimerFunds complex.


            36 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE            THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER,
AND OFFICER                   225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR
                              AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.
JOHN V. MURPHY,               Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee         (since September 2000) of the Manager; President and a director or trustee
(since 2003)                  of other Oppenheimer funds; President and a director (since July 2001) of
Age: 55                       Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                              Manager); a director (since November 2001) of OppenheimerFunds Distributor,
                              Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001)
                              of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of
                              OppenheimerFunds Legacy Program (a charitable trust program established by the
                              Manager); a director of the following investment advisory subsidiaries of the
                              Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                              Corporation, Trinity Investment Management Corporation and Tremont Capital
                              Management, Inc. (since November 2001), HarbourView Asset Management Corporation
                              and OFI Private Investments, Inc. (since July 2001); President (since November 1,
                              2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.;
                              Executive Vice President (since February 1997) of Massachusetts Mutual Life
                              Insurance Company (the Manager's parent company); a director (since June 1995) of
                              DLB Acquisition Corporation (a holding company that owns the shares of Babson
                              Capital Management LLC); a member of the Investment Company Institute's Board of
                              Governors (elected to serve from October 3, 2003 through September 30, 2006).
                              Formerly, Chief Operating Officer (September 2000-June 2001) of the Manager;
                              President and trustee (November 1999-November 2001) of MML Series Investment Fund
                              and MassMutual Institutional Funds (open-end investment companies); a director
                              (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                              Executive Officer and director (September 1999-August 2000) of MML Bay State Life
                              Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and
                              Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp).
                              Oversees 73 portfolios as Trustee/Director and 10 portfolios as Officer in the
                              OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------
OFFICERS                      THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. MANIOUDAKIS,
                              SCHADT, AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
                              YORK, NY 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED 6803 S. TUCSON WAY,
                              CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS
                              OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

ANGELO G. MANIOUDAKIS,        Senior Vice President of the Manager (since April 2002), of HarbourView Asset
Vice President and            Management Corporation (since April, 2002 and of OFI Institutional Asset
Portfolio Manager             Management, Inc. (since June 2002); an officer of 14 portfolios in the
(since 2003)                  OppenheimerFunds complex. Formerly Executive Director and portfolio manager
Age: 37                       for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment
                              Management (August 1993-April 2002).

RUDI SCHADT,                  Vice President, Director of Research, Product Design and Risk Management of
Vice President and            the Manager; an officer of 2 portfolios in the OppenheimerFunds complex. Prior
Portfolio Manager             to joining the Manager in February 2002 he was a Director and Senior Quantitative
(since 2004)                  Analyst (September 2000-April 2001) at UBS Asset Management prior to
Age: 46                       which he was an Associate Director and Senior Researcher (June 1997-August
                              2000) at State Street Global Investors.


           37 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,              Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 2003)        Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 44                       Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                              Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                              International Ltd. and OppenheimerFunds plc (since May 2000), of OFI Institutional
                              Asset Management, Inc. (since November 2000), and of OppenheimerFunds Legacy
                              Program (a Colorado non-profit corporation) (since June 2003); Treasurer and Chief
                              Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer
                              Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset Management
                              Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                              2000-June 2003); Principal and Chief Operating Officer (March 1995-March 1999) at
                              Bankers Trust Company-Mutual Fund Services Division. An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,               Executive Vice President (since January 2004) and General Counsel (since
Vice President and Secretary  February 2002) of the Manager; General Counsel and a director (since November
(since 2003)                  2001) of the Distributor; General Counsel (since November 2001) of Centennial
Age: 56                       Asset Management Corporation; Senior Vice President and General Counsel
                              (since November 2001) of HarbourView Asset Management Corporation; Secretary and
                              General Counsel (since November 2001) of Oppenheimer Acquisition Corp.; Assistant
                              Secretary and a director (since October 1997) of OppenheimerFunds International
                              Ltd. and OppenheimerFunds plc; Vice President and a director (since November 2001)
                              of Oppenheimer Partnership Holdings, Inc.; a director (since November 2001) of
                              Oppenheimer Real Asset Management, Inc.; Senior Vice President, General Counsel
                              and a director (since November 2001) of Shareholder Financial Services, Inc.,
                              Shareholder Services, Inc., OFI Private Investments, Inc. and OFI Trust Company;
                              Vice President (since November 2001) of OppenheimerFunds Legacy Program; Senior
                              Vice President and General Counsel (since November 2001) of OFI Institutional
                              Asset Management, Inc.; a director (since June 2003) of OppenheimerFunds (Asia)
                              Limited. Formerly Senior Vice President (May 1985-December 2003), Acting General
                              Counsel (November 2001-February 2002) and Associate General Counsel (May
                              1981-October 2001) of the Manager; Assistant Secretary of Shareholder Services,
                              Inc. (May 1985- November 2001), Shareholder Financial Services, Inc. (November
                              1989-November 2001); and OppenheimerFunds International Ltd. (October
                              1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,             Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and            Manager; Vice President (since June 1983) of OppenheimerFunds Distributor,
Chief Compliance Officer      Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                  Formerly (until February 2004) Vice President and Director of Internal Audit of
Age: 53                       OppenheimerFunds, Inc. An officer of 83 portfolios in the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.

            38 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $23,500 in fiscal 2004. This section is not applicable to fiscal 2003 as the registrant commenced operations in November 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the fiscal years 2004. This section is not applicable to fiscal 2003 as the registrant commenced operations in November 2003.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. This section is not applicable to fiscal 2003 as the registrant commenced operations in November 2003.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the fiscal year 2004. This section is not applicable to fiscal 2003 as the registrant commenced operations in November 2003.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. This section is not applicable to fiscal 2003 as the registrant commenced operations in November 2003.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the fiscal year 2004. This section is not applicable to fiscal 2003 as the registrant commenced operations in November 2003.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. This section is not applicable to fiscal 2003 as the registrant commenced operations in November 2003.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

          The members of the Governance Committee are Robert Malone (Chairman), William Armstrong, Beverly Hamilton and F. William Marshall, Jr. Each member of the Committee is independent, meaning each person is not "interested person" as defined in the Act. The Governance Committee was established in August 2004. The Governance Committee is expected to consider general governance matters, including a formal process for shareholders to send communications to the Board and the qualifications of candidates for board positions including consideration of any candidate recommended by shareholders.

The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. That policy is as follows. To date, the Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees. This Committee also will select and nominate, to the full Board, nominees for election as Trustees, and select and nominate Independent Trustees for election. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com http://www.oppenheimerfunds.com/ under the caption "contact us" or by mail to the Fund at the address above. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of August 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

  (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

  (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)